Note 5 - Details of Selected Balance Sheet Accounts (Details) - Accrued Liabilities (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Accrued Liabilities [Abstract]
Accrued compensation	$ 15,273	$ 21,988
Accrued taxes, other than income taxes	1,567	1,940
Accrued interest	60	1,560
Other	5,612	1,386
Total accrued liabilities	$ 22,512	$ 26,874